EQUITY COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Assumptions used to determine fair value

Year Ended
12/27/2021
Valuation date share price	$9.95
Risk-free interest rate	0.98% - 1.12%
Expected volatility	57.92% - 58.88%
Expected dividends	0%
Expected forfeiture rate	0%
Expected term	3 - 4 years

The following assumptions were used to determine the fair value of the private warrants as of December 31, 2021:

12/31/2021
Exercise Price	$11.50
Risk-free interest rate	1.26%
Expected volatility	33%
Expected dividends	0%
Expected term (years)	4.9 years
Common Stock market value	$8.21

The following assumptions were used to determine the fair value of the Earnout considerations as of December 31, 2021:

12/31/2021
Valuation date share price	$8.21
Risk-free interest rate	0.97% - 1.12%
Expected volatility	67.5%
Expected dividends	0%
Expected term (years)	3 - 4 years

Assumptions utilized to calculate value of options granted

The assumptions utilized to calculate the value of the options granted for the year ended December 31, 2020 and 2019, respectively, were as below:

	2020	2019
Expected term	1 year	1.25 years
Volatility	44.00%	30.00%
Risk-free rate	1.07%	2.36%
Expected dividends	0%	0%
Expected forfeiture rate	0%	0%

Options activity

The following table sets forth the options activity under the Holdings’ equity plan which was assumed by the Company and recapitalized for the year ended December 31, 2021:

		Weighted	Weighted Average	Aggregate
		Average	Remaining	Intrinsic
	Number	Exercise Price	Contractual	Value
	of Shares	Per Shares	Term (years)	(in thousands)
Outstanding at January 1, 2021	6,823,006	$1.15	5.4	$72,489
Granted	—	—	—	—
Exercised	1,413,235	$0.71		13,133
Outstanding at December 31, 2021	5,409,771	$1.27	4.1	37,542
Vested and expected to vest at December 31, 2021	5,409,771	$1.27	4.1	37,542
Exercisable at December 31, 2021	4,947,921	$0.91	3.9	36,104